Cover Page	May 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2026
Entity File Number	1-3141
Entity Registrant Name	JERSEY CENTRAL POWER & LIGHT COMPANY
Entity Tax Identification Number	21-0485010
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	300 Madison Avenue
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07962
City Area Code	(800)
Local Phone Number	736-3402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000053456
Amendment Flag	false